Note 8 - Common Stock - Outstanding Stock Purchase Warrants (Details)	Sep. 30, 2015 $ / shares shares
Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Outstanding | shares	1,333,333	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.17	[1]
Series D Warrants [Member]
Class of Warrant or Right, Outstanding | shares	16,666,666	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.17	[1]
Series E Warrants [Member]
Class of Warrant or Right, Outstanding | shares	16,666,666	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.14	[1]
Series F Warrants [Members]
Class of Warrant or Right, Outstanding | shares	16,666,666	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.17	[1]
Class of Warrant or Right, Outstanding | shares	56,442,157
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.20
Warrants exercisable (in shares) | shares	39,775,491
Warrants exercisable, weighted-average exercise price (in dollars per share) | $ / shares	$ 0.21

[1]	See discussion under "Series C Convertible Preferred Stock" in Note 7.